Organization and Nature of Business Operations (Details Textual) (USD $)	0 Months Ended		11 Months Ended	12 Months Ended	23 Months Ended
	Nov. 19, 2010	Jul. 29, 2010	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2012
Proceeds from public offering of units	$ 61,490,000	$ 25,000	$ 64,000,000		$ 64,000,000
Deferred Underwriting Discount	960,000
Fees and Commissions	1,760,000
Other Expenses	750,000
Sale of 6,400,000 units, net of underwriters' discount and offering expenses (including 5,887,999 shares subject to possible redemption) (in shares)	6,400,000	3,066,667
Share Price	$ 10.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	8,000,000
Proceeds from Issuance of Private Placement	4,000,000
Proceeds from sale of initial ordinary shares			25,000		25,000
Cash transferred to trust account			64,640,000	0	64,640,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.50
Percentage Value Of Trust Account Excluding Taxes				80.00%
Percentage Of Redemption Rights Of Shareholders				92.00%
Offerings and Private Placement [Member]
Proceeds from sale of initial ordinary shares	$ 65,490,000